Related party transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Sep. 28, 2023
Related party transactions
Interest income	€ 101	€ 98	€ 98
Dividends	2,689	2,900	3,015
Short term investments	5,092	7,017
M-PESA Holding Co. Limited
Related party transactions
Short term investments				€ 1,195
Associates
Related party transactions
Sales of goods and services	25	20	20
Purchase of goods and services	6	8	10
Trade balances owed (by )	19	7
Trade balances owed (to)	1	1
Joint arrangements
Related party transactions
Sales of goods and services	267	220	221
Purchase of goods and services	932	263	298
Interest income	52	52	48
Interest expense	239	33	€ 52
Trade balances owed (by )	190	170
Trade balances owed (to)	379	329
Other balances owed by	1,105	980
Other balances owed to	€ 4,940	€ 5,628